Significant Accounting Policies and Basis of Preparation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Disclosure of associates [line items]
Potentially dilutive options and warrants excluded from diluted loss per share	9,317,296	9,251,640
Non-adjusting events after reporting period [member]
Disclosure of associates [line items]
Right-of-use assets			$ 517,000
Incremental lease obligations			$ 517,000